Post-employment Benefits (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total liabilities or partially covered	R$ 10,721,838	R$ 10,973,812
Fair value of the plan assets	(10,323,018)	(10,343,368)
Plan coverage status	398,820	630,444
Unrecognized asset	670,268	663,765
Total	1,069,088	1,294,209
Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Total liabilities or partially covered	6,029,530	6,145,601	R$ 6,760,824
Fair value of the plan assets	(6,625,377)
Plan coverage status	(595,847)
Unrecognized asset	595,847
Total
Plan I I I [Member]
IfrsStatementLineItems [Line Items]
Total liabilities or partially covered	3,457,537	3,337,093	3,344,723
Fair value of the plan assets	(3,531,958)
Plan coverage status	(74,421)
Unrecognized asset	74,421
Total
Assistance Plan [Member]
IfrsStatementLineItems [Line Items]
Total liabilities or partially covered	1,234,771	R$ 1,491,118	R$ 1,714,637
Fair value of the plan assets	(165,683)
Plan coverage status	1,069,088
Unrecognized asset
Total	R$ 1,069,088